Expense Example {- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2030 Fund - Class Z6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 47
3 years	145
5 years	251
10 years	$ 552